WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

Supplement dated February 1, 2006 to the Prospectus dated April 11, 2005, as previously supplemented on November 1, 2005.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

Asset Allocation, C&B Large Cap Value, Equity Income and International Core Funds

Effective immediately, the portfolio managers listed below are added to their corresponding Fund as co-portfolio managers. The resulting changes to the Prospectus are described below.

Portfolio Manager	Corresponding Fund
Gregory T. Genung, CFA	Asset Allocation Fund
Daren C. Heitman, CFA	C&B Large Cap Value Fund
Robert H. Thornburg	Equity Income Fund
Brian Coffey	International Core Fund

Under the Fund description for the Asset Allocation Fund on page 26 of the Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Galen G. Blomster, CFA; Gregory T. Genung, CFA; Jeffrey P. Mellas

Under the Fund description for the C&B Large Cap Value Fund on page 28 of the Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Kermit S. Eck, CFA; Daren C. Heitman, CFA; Michael M. Meyer, CFA; James R. Norris; Edward W. O’Connor, CFA; R. James O’Neil, CFA; Mehul Trivedi, CFA

Under the Fund description for the Equity Income Fund on page 32 of the Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Gary J. Dunn, CFA; David L. Roberts, CFA; Robert M. Thornburg

Under the Fund description for the International Core Fund on page 34 of the Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Mark Beale; Brian Coffey; Richard Lewis

1

The “Portfolio Managers” section beginning on page 64 of the Prospectus is supplemented with the following:

Brian Coffey

International Core Fund since 2006

Mr. Coffey joined New Star in 1988. He has 17 years of investment experience and is the lead portfolio manager for New Star’s Emerging Market portfolios. He is a member of the Investment Policy Group and leads the efforts for research and stock selection in Latin America. Mr. Coffey earned a B.Sc. in Financial Economics from the University of London.

Gregory T. Genung, CFA

Asset Allocation Fund since 2006

Mr. Genung is member of the team that is managing the Wells Capital Management balanced funds. He joined Wells Capital Management in 2001 as a manager of certain of the Wells Fargo Advantage index mutual funds, private accounts and collective trust funds. Before 2001, he was a securities trader with Norwest Investment Services, Inc. Mr. Genung earned his B.A. degrees in Finance and Economics from the University of Minnesota, Duluth.

Daren C. Heitman, CFA

C&B Large Cap Value Fund since 2005

Mr. Heitman joined Cooke & Bieler in 2005, where he currently serves as a Portfolio Manager. Prior to joining Cooke & Bieler, Mr. Heitman was a senior analyst at Schneider Capital Management. From 1995 to 2000 he worked as an analyst and a portfolio manager at Skyline Asset Management. Mr. Heitman earned his B.S. degree in Finance at lowa State University and his M.B.A. degree from the University of Chicago.

Robert M. Thornburg

Equity Income Fund since 2006

Mr. Thornburg joined Wells Capital Management in 2000. In his current role he is an analyst and portfolio manager for the Premier Value team at Wells Capital Management, providing investment management services for institutional clients, including retirement plans, foundations, endowments, and corporate portfolios. Prior to joining Wells Capital Management, Mr. Thornburg’s financial industry tenure includes experience at D.A. Davidson, and the State of Montana Board of Investment, as a senior equities analyst. Mr. Thornburg earned his B.A. degree in Finance from the University of Montana.

The following information was contained within the November 1, 2005 supplement and is included herewith for your convenience.

Money Market Fund

At its May 11, 2005 regular meeting, the Board of Trustees of Wells Fargo Variable Trust unanimously approved a change in the timing for the determination of the Net Asset Value (“NAV”) and the same-day dividend accrual deadline for the Fund. The resulting changes to the Prospectus are described below.

Under the section “Pricing Fund Shares” found on page 61 of the Prospectus, the information in the first full paragraph, as it relates to the Fund, is replaced with the following:

We determine the NAV of the Money Market Fund each business day at 4:00 p.m. (ET).

Under the section “Investing in the Funds” beginning on page 59 of the Prospectus, the following information is added after the fourth full paragraph, as it relates to the Fund:

2

Assuming the purchase amount is received by the Money Market Fund’s custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a proper order is received:	Dividends begin to Accrue:

Money Market Fund

•	By 12:00 p.m. (ET)	Same Business Day
•	After 12:00 p.m. (ET)	Next Business Day

Wire Redemption requests received	Proceeds Wired	Dividends

Money Market Fund

•	By 4:00 p.m. (ET)	Same Business Day	Not earned on

day of request

•	After 4:00 p.m. (ET)	Next Business Day	Earned on day

of request

3

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

Supplement dated February 1, 2006 to the Statement of Additional Information dated April 11, 2005, as previously supplemented January 3, 2006, November 1, 2005, August 19, 2005 and June 30, 2005.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

Asset Allocation, C&B Large Cap Value, Equity Income and International Core Funds

Effective immediately, the portfolio managers listed below (the “Portfolio Managers”) are added to their corresponding Fund as Portfolio Managers.

Portfolio Manager	Corresponding Fund
Gregory T. Genung, CFA	Asset Allocation Fund
Daren C. Heitman, CFA	C&B Large Cap Value Fund
Robert M. Thornburg	Equity Income Fund
Brian Coffey	International Core Fund

As a result of these changes, the “Portfolio Managers” section beginning on page 29 is supplemented with the following information as of February 1, 2006, and the first table under such section for the Portfolio Managers is supplemented as follows:

Fund	Sub-Adviser	Portfolio Managers	Date
Asset Allocation Fund	Wells Capital Management	Gregory T. Genung, CFA	2/1/06
C&B Large Cap Value Fund	C&B	Daren C. Heitman, CFA	2/1/06
Equity Income Fund	Wells Capital Management	Robert M. Thornburg	2/1/06
International Core Fund	New Star	Brian Coffey	2/1/06

The tables in the Management of Other Accounts sub-section on page 31 are supplemented with the following information for Portfolio Managers.

Table 1

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Daren C. Heitman, CFA	2	$229.7M	1	$50.8M	409	$5.6B
New Star
Brian Coffey	4	$298.7M	4	$391.8M	8	$343.8M
Wells Capital Management
Gregory T. Genung, CFA	0	$0	2	$204.9M	1	$230.5M
Robert M. Thornburg	0	$0	3	$346.4M	27	$627.6M

Table 2

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Daren C. Heitman, CFA	0	$0	0	$0	2	$160.7M
New Star
Brian Coffey	0	$0	0	$0	0	$0
Wells Capital Management
Gregory T. Genung, CFA	0	$0	0	$0	0	$0
Robert M. Thornburg	0	$0	0	$0	0	$0

The table in the Wells Capital Management Compensation sub-section beginning on page 33 is supplemented with the following information for Gregory T. Genung, CFA and Robert M. Thornburg.

Portfolio Manager	Benchmark
Gregory T. Genung, CFA	Tactical Equity Allocation Composite Benchmark
Robert M. Thornburg	Russell 1000 Value Index Lipper Equity Income Funds Average

The following information was contained within the January 3, 2006 supplement and is included herewith for your convenience.

All Funds

On November 8, 2005, the Board of Trustees (the “Board”) approved the addition of Olivia Mitchell to the Board as an independent Trustee, effective January 1, 2006. The resulting changes, as they relate to the addition of Olivia Mitchell as an independent Trustee, under the “Trustees and Officers” section beginning on page 22 of the Statement of Additional Information (“SAI”) are as follows:

All Funds

On November 8, 2005, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the August 19, 2005 and June 30, 2005 supplements.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS.

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to portfolio holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage FundsSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

All Funds, except the C&B Large Cap Value, International Core, Large Company Core and Large Company Growth Funds

On November 8, 2005, the Board approved certain sub-advisory rate changes effective January 1, 2006. The resulting changes, as they relate to the Funds, under the “Investment Sub-Advisers” section beginning on page 28 of the SAI are as follows:

Fund	Sub-Adviser	Net Assets	Fee
Asset Allocation Fund	Wells Capital Management	$0-100M $100-200M >$200M	0.15% 0.125% 0.10%
Discovery Fund Multi Cap Value Fund	Wells Capital Management	$0-100M $100-200M >$200M	0.45% 0.40% 0.35%
Equity Income Fund	Wells Capital Management	$0-100M $100-200M $200-500M >$500M	0.35% 0.30% 0.20% 0.15%
Money Market Fund	Wells Capital Management	$0-1B $1-3B $3-6B >$6B	0.05% 0.03% 0.02% 0.01%
Opportunity Fund	Wells Capital Management	$0-100M $100-200M >$200M	0.45% 0.40% 0.30%
Small Cap Growth Fund	Wells Capital Management	$0-100M $100-200M >$200M	0.55% 0.50% 0.40%
Total Return Bond Fund	Wells Capital Management	$0-100M $100-300M $300-500M >$500M	0.20% 0.175% 0.15% 0.10%

The following information was contained within the November 1, 2005 supplement and is included herewith for your convenience.

Money Market Fund

At its May 11, 2005 regular meeting, the Board of Trustees of Wells Fargo Variable Trust unanimously approved a change in the timing for the determination of the Net Asset Value (“NAV”) for the Fund. The resulting change to the Statement of Additional Information (“SAI”) is described below.

Under the section “Determination of Net Asset Value” found on page 38 of the SAI, the information in the first two sentences of the first full paragraph, as it relates to the Fund, is replaced with the following:

The NAV per share for each Fund is generally determined as of the close of regular trading at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.